OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Deferred revenues [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities	[1],[2]	$ 2,273,137	$ 2,036,880
Non-current liabilities	[1],[2]	512,056	702,008
Total Liabilities	[1],[2]	2,785,193	2,738,888
Sales tax [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		3,870	7,609
Non-current liabilities
Total Liabilities		3,870	7,609
Retentions [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		31,509	27,853
Non-current liabilities
Total Liabilities		31,509	27,853
Others taxes [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		4,916	3,931
Non-current liabilities
Total Liabilities		4,916	3,931
Dividends payable [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities
Non-current liabilities
Total Liabilities
Other sundry liabilities [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		19,144	12,518
Non-current liabilities
Total Liabilities		19,144	12,518
Total other non-financial liabilities [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		2,332,576	2,088,791
Non-current liabilities		512,056	702,008
Total Liabilities		$ 2,844,632	$ 2,790,799

[1]	As of December 31, 2021, Deferred Income includes ThUS $ 58,509 corresponding to the balance to be accrued from the committed compensation from Delta Air Lines, Inc., which is recognized in Income Statement, based on the estimation of differentials of income, until the implementation of the strategic alliance. During the period, the Company has recognized ThUS $ 118,188 for this concept. Additionally, the Company maintains a balance of ThUS $ 29,507 in the Trade accounts payable item of the Statement of Financial Position, corresponding to the compensation of costs to be incurred.
[2]	The balance includes mainly, deferred income for services not provided as of December 31, 2021 and December 31, 2020; and for the frequent flyer LATAM Pass program. LATAM Pass is LATAM’s frequent flyer program that allows rewarding the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles or points that can be exchanged for tickets or for a varied range of products and services. Clients accumulate miles or LATAM Pass points every time they fly in LATAM and other connections associated with the program, as well as buy in stores or use the services of a vast network of companies that have agreements with the program around the world.